Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Detail) - Government Bonds - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of notes receivable government bonds and other long term assets [line items]
Government bonds	$ 111,722,004	$ 110,855,356
Less: current portion of Government bonds, net of expected credit losses	32,126,173	1,253,451
Total long-term notes receivable	$ 79,595,831	$ 109,601,905